9. COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Stock option transactions
	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2011	9,135,500	2.16
Granted	1,882,000	1.22
Expired	(1,177,500)	2.14
Forfeited	(617,000)	2.05
Balance at December 31, 2012	9,223,000	1.98
Granted	7,560,000	0.47
Expired	(2,379,500)	1.80
Forfeited	(3,000)	1.25
Balance at December 31, 2013	14,400,500	1.22
Granted	2,815,000	0.21
Expired	(2,811,500)	1.99
Forfeited	(625,000)	1.43
Balance at December 31, 2014	13,779,000	0.85

Schedule of stock options outstanding
Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

300,000	2.34	-	September 22, 2015	300,000	-
1,172,500	2.86	-	November 22, 2015	1,172,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,561,500	1.25	-	January 6, 2017	1,561,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,680,000	0.56	-	March 15, 2018	4,680,000	-
50,000	0.32	-	April 9, 2018	50,000	-
150,000	0.34	-	June 27, 2018	150,000	-
2,375,000	0.30	-	December 19, 2018	2,375,000	-
2,815,000	0.21	-	December 22, 2019	2,815,000	-
13,779,000		$-		13,779,000	$-

Stock-based compensation
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Exploration	$35,893	$294,676	$267,452
General and administration	215,497	1,127,621	940,426
	$251,390	$1,422,297	$1,207,878

Schedule of fair value assumptions
	December 31, 2014	December 31, 2013	December 31, 2012

Risk-free interest rate	1.25%	1.30%	1.13%
Expected life of options (years)	4.3	4.3	4.9
Annualized volatility	65%	75%	73%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option	$0.09	$0.19	$0.60